Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
NEOS S&P 500(R) High Income ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	16.60%	19.03%	18.41%
NEOS Enhanced Income Aggregate Bond ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	7.95%	1.84%	6.80%
NEOS Enhanced Income 1-3 Month T-Bill ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	5.02%	5.69%	6.24%
NEOS Nasdaq-100(R) High Income ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	18.62%
NEOS Bitcoin High Income ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(1.24%)
NEOS Enhanced Income 20+ Year Treasury Bond ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	4.52%
NEOS Enhanced Income Credit Select ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	6.85%	4.96%	5.98%	(2.30%)	2.45%	10.87%	5.78%	(0.35%)	3.53%	12.12%	(0.66%)
NEOS Nasdaq-100(R) Hedged Equity Income ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]		25.64%	31.51%	(28.62%)	9.42%	19.15%
NEOS Russell 2000 High Income ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	15.23%